Fair Value Measurements - Summary of Quantitative Information Regarding Fair Value Measurements Inputs (Details) - Level 3	Dec. 31, 2021 yr	Dec. 31, 2020 yr
Exercise Price | ECP Environmental Growth Opportunities Corp
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	11.50	11.50
Probability of merger closing | ECP Environmental Growth Opportunities Corp
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	90.00	70.00
Stock Price | ECP Environmental Growth Opportunities Corp
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	10.00	9.63
Stock Price | Warrants [Member] | Common Share Warrants [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	28.28	4.11
Stock Price | Warrants [Member] | Series A Three Preferred Share Warrants [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	30.19	4.23
Volatility | ECP Environmental Growth Opportunities Corp
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	12.66	24.64
Volatility | Warrants [Member] | Common Share Warrants [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	84.40	120.13
Volatility | Warrants [Member] | Series A Three Preferred Share Warrants [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	83.10	118.63
Expected Time Until Merger | ECP Environmental Growth Opportunities Corp
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.25	1.50
Term (Years) | ECP Environmental Growth Opportunities Corp
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	5.00	5.00
Term (Years) | Warrants [Member] | Common Share Warrants [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	10.71	12.00
Term (Years) | Warrants [Member] | Series A Three Preferred Share Warrants [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	11.26	12.50
Risk-free rate of return | ECP Environmental Growth Opportunities Corp
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.06	0.46
Risk-free rate of return | Warrants [Member] | Common Share Warrants [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	1.52	0.13
Risk-free rate of return | Warrants [Member] | Series A Three Preferred Share Warrants [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	1.54	0.13
Dividend Yield | Warrants [Member] | Common Share Warrants [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.00	0.00
Dividend Yield | Warrants [Member] | Series A Three Preferred Share Warrants [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.00	0.00